Average Annual Total Returns - ProShares Ultra Telecommunications	None OneYear	None FiveYears	None TenYears	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions TenYears	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares TenYears	Dow Jones U.S. Select TelecommunicationsSM Index OneYear		Dow Jones U.S. Select TelecommunicationsSM Index FiveYears		Dow Jones U.S. Select TelecommunicationsSM Index TenYears
Total	(3.07%)	0.27%	5.02%	(3.53%)	(0.08%)	4.75%	(1.62%)	0.19%	3.99%	4.33%	[1]	3.74%	[1]	5.49%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.